RETIREMENT PLAN BENEFITS - Reconciliation of Fair Value in Plan Assets (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Feb. 03, 2017	Feb. 02, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance		$ 470
Fair value of plan assets, ending balance	$ 470	505
Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	493	470
Actual return on plan assets	(12)	59
Benefits paid	(11)	(24)
Fair value of plan assets, ending balance	$ 470	$ 505